Share-based Compensation - Schedule of Share-based Payment Arrangement Restricted Stock Unit Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2018 Plan [Member]
Weighted average exercise price
Granted			$ 1.00
Outstanding	$ 1.00	$ 1.00	$ 1.00
2020 Plan [Member]
Weighted average exercise price
Granted	18.85	5.91
Outstanding	7.61	$ 5.91
2021 Plan [Member]
Weighted average exercise price
Granted	26.43
Outstanding	$ 26.44
Restricted Shares [Member] | 2018 Plan [Member]
Numbers of shares
Granted		1,328,120
Vested		(565,200)
Vested	(762,920)
Numbers of shares, Outstanding		762,920
Weighted average exercise price
Granted		$ 1.00
Vested	$ 1.00	1.00
Outstanding		$ 1.00
Weighted average remaining contractual term, Outstanding		9 years 7 months 24 days
Aggregate intrinsic value, Outstanding		$ 14,877
Restricted Shares [Member] | 2020 Plan [Member]
Numbers of shares
Granted	1,649,045	4,093,079
Forfeited	(198,872)	(13,461)
Vested		(4,048,000)
Vested	(4,048,000)
Numbers of shares, Outstanding	1,481,791	4,079,618
Weighted average exercise price
Vested		$ 17.15
Weighted average remaining contractual term, Outstanding	8 years 11 months 12 days	9 years 8 months 12 days
Aggregate intrinsic value, Outstanding	$ 30,531	$ 83,632
Restricted Shares [Member] | 2021 Plan [Member]
Numbers of shares
Granted	1,827,166
Forfeited	(170,913)
Numbers of shares, Outstanding	1,656,253
Weighted average exercise price
Weighted average remaining contractual term, Outstanding	9 years 6 months 25 days
Aggregate intrinsic value, Outstanding	$ 34,126